Goodwill	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
Goodwill as of March 31, 2018, 2017 and 2016 comprises the following:

Luxoft
Balances at March 31, 2016	$30,285
Acquisition of Pelagicore (Note 3)	4,734
Acquisition of Insys (Note 3)	17,685
Symtavision measurement period adjustment	(653)
Acquisition of IntroPro (Note 3)	24,456
Acquisition of SME (Note 3)	411
Balances at March 31, 2017	$76,918
Acquisition of DerivIT (Note 3)	12,158
Acquisition of Unafortis (Note 3)	10,763
IntroPro measurement period adjustment	(6,461)
Unafortis measurement period adjustment	(3,256)
DerivIT measurement period adjustment	(1,214)
Balances at March 31, 2018	$88,908